Inventories Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Inventory [Line Items]
Books and other goods	$ 968	$ 708
Paper and other raw materials	121	102
Less: inventory provisions for slow-moving and obsolescence	(640)	(112)
Inventories, total	$ 449	$ 698